22 Deferred revenues (Details) - BRL (R$) R$ in Millions	Dec. 31, 2020	Dec. 31, 2019
Deferred Revenues
Rental of spaces in stores	R$ 186	R$ 132
Checkstand	29	20
Gift card	2	95
Revenue with credit card operators		15
Deferred revenues - Exito Group		8
Others	11	9
Total	228	279
Current	227	277
Non-current	R$ 1	R$ 2